Asset Acquisitions and License Agreements -Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions		1 Months Ended												3 Months Ended		12 Months Ended		26 Months Ended
	Jul. 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Apr. 30, 2018 USD ($)	May 31, 2012 USD ($)	May 31, 2012 EUR (€)	May 31, 2012 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Business Acquisition [Line Items]
Long term debt		$ 170,280												$ 186,350		$ 170,280	$ 108,592
Stock issued, value																301,744	999,193
Gain (loss) on remeasurement of investment														(8,619)	$ 41,148	95,533	(136,005)
Research and development expense														78,626	58,734	832,758	263,217
Subscription receivable		100,000														100,000
Payment to acquire business, net																0	500
Share-based compensation expense														$ 19,269	$ 14,278	84,958	122,572
Silicon Therapeutics [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred		$ 450,000
Research and development expense																399,600
Number of shares issued in business combination | shares		7,316,583
Payment to acquire business, net		$ 14,000														15,600
Business combination, recognized identifiable assets acquired and liabilities assumed, assets		402,400														402,400
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, accounts payable		281,700														281,700
Business acquisition, equity interest issued or issuable, value assigned		105,100														105,100
Share-based compensation expense																23,500
Fair value of common shares		22,600														22,600
Fair value of restricted stock																15,600
Silicon Therapeutics [Member] | First Tranche [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred, liabilities incurred		350,000
Silicon Therapeutics [Member] | Second Tranche [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred, liabilities incurred		100,000
Dermavant Sciences Ltd [Member]
Business Acquisition [Line Items]
Net upfront cash payment											$ 191,000	€ 150.0
Contingent payment											133,000	€ 100.0
Future development and commercial milestone payments											137,000		$ 180.0
Long term debt											$ 117,500
Milestone payment								$ 23,000	$ 30.0
Nonrefundable, upfront payment							$ 60,000
Nonrefundable, upfront payment							$ 53,000
Non-refundable, up-front payment recognized																	$ 60,000
Genevant Sciences Ltd [Member]
Business Acquisition [Line Items]
Equity ownership interest, additional cash contribution										$ 38,700
Promissory notes issued																		$ 20,100
Stock issued | shares	74,272,043
Stock issued, value	$ 20,500
Aggregate principal amount of notes converted	$ 15,100
Notes converted, shares issued | shares	54,526,549
Percentage controlling interest	82.90%					82.90%
Investment, fair value		28,800														28,800
Gain (loss) on remeasurement of investment																28,800
Fair value of noncontrolling interests		9,200														9,200
Cash paid for common shares																20,500
Business combination, consideration transferred						$ 58,500
Research and development expense																41,400
Genevant Sciences Ltd [Member] | Arbutus Biopharma Corporation [Member]
Business Acquisition [Line Items]
Stock issued | shares	9,057,566
Stock issued, value	$ 2,500
ProteoVant Sciences, Inc [Member]
Business Acquisition [Line Items]
Net upfront cash payment																101,200
Milestone payment			$ 100,000
Aggregate principal amount of notes converted					$ 11,500
Research and development expense																116,500
Upfront proceeds					105,000
Payment under SRA					15,500
Settlement of promissory notes receivable																11,900
Fair value of future contingent consideration payments		$ 3,400														$ 3,400
Equity investment				$ 200,000
Ownership interest				40.00%
Subscription receivable			$ 100,000
ProteoVant Sciences, Inc [Member] | First Product First Product for Each Molecular Target Covered by Intellectual Property [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments					8,600
ProteoVant Sciences, Inc [Member] | First Product Targets Targeting Each of Two Specified Initial Targets [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments					100,000
ProteoVant Sciences, Inc [Member] | First Product Targets Each of Certain Specified Additional MolecularTargets [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments					51,000
Affivant Sciences [Member]
Business Acquisition [Line Items]
Net upfront cash payment					40,000
Newly issued shares					20,000
Affivant Sciences [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments					$ 2,000,000